ETF5 P1 03/20

SUPPLEMENT DATED march 19, 2020

TO THE PROSPECTUS DATED AUGUST 1, 2019

OF

Franklin FTSE Latin America ETF

(a series of Franklin Templeton ETF Trust)

The Franklin FTSE Latin America ETF (the “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track the FTSE Latin America RIC Capped Index (the “Underlying Index”) even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Prospectus is amended as follows:

       I.          The following is added at the end of the “Fund Summaries—Principal Investment Strategies” section on page 104 of the Prospectus:

The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.  Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

     II.          The following is added to the “Fund Summaries—Principal Risks” section of the Prospectus:

Change in Diversification Status In seeking to track its Underlying Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

   III.          The following is added at the end of the “Fund Details—Principal Investment Policies and Practices” section on page 237 of the Prospectus:

The Fund intends to be diversified in approximately the same proportion as the Underlying Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.  Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

  IV.          The following is added to the “Fund Details—Principal Risks” section of the Prospectus:

Change in Diversification Status

In seeking to track its Underlying Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.  A “non-diversified” fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory or other occurrence than a more diversified fund might be, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and a greater risk of loss.

Please keep this supplement with your Prospectus for future reference.

ETF5 SA1 03/20

SUPPLEMENT DATED March 19, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2019

OF

Franklin FTSE Latin America ETF

(a series of Franklin Templeton ETF Trust)

The Franklin FTSE Latin America ETF (the “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track the FTSE Latin America RIC Capped Index (the “Underlying Index”) even if the Fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

The Statement of Additional Information is amended as follows:

       I.          The following is added to the “Goals, Strategies and Risks—Fundamental Investment Policies” section of the Statement of Additional Information:

The Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of its Underlying Index.

Please keep this supplement with your Statement of Additional Information for future reference.